Net Periodic Benefit Cost (Income) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Net periodic benefit cost (income):
Curtailment (gain) loss		$ (773)	$ (2,391)		$ 129		$ 106
Changes in accumulated other comprehensive loss:
Total recognized in accumulated other comprehensive loss	(3,909)	(296)
Pension Benefits
Net periodic benefit cost (income):
Service cost	2,281	2,247	8,952		10,241		7,794
Interest cost	13,066	14,413	57,635		60,314		59,680
Expected return on plan assets	(14,014)	(13,009)	(52,029)		(52,959)		(46,085)
Amortization of prior service (benefit) cost	(20)	(20)	(78)	[1]	47	[1]	453	[1]
Amortization of actuarial loss	4,218	3,142	12,612		14,908		26,660
Curtailment (gain) loss	0	(773)	(2,391)		129		106
Special termination benefit			159		120		312
Net settlement loss	45	107	383		714		425
Net periodic benefit cost (income)	5,576	6,107	25,243		33,514		49,345
Changes in accumulated other comprehensive loss:
Actuarial (gain) loss	0	(4)	110,262	[2]	84,593	[2]
Amortization of prior service benefit (cost)	20	20	78	[1]	(47)	[1]
Amortization of actuarial loss	(4,218)	(3,142)	(12,612)		(14,908)
Curtailment gain (loss)	(440)	(1)	192		(3,064)
Net settlement gain (loss)	0	(51)	(77)		(338)
Total recognized in accumulated other comprehensive loss	(4,638)	(3,178)	97,843		66,236
Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	938	2,929	123,086		99,750
Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	938	2,929	123,086		99,750
Postretirement Benefits
Net periodic benefit cost (income):
Service cost	94	99	397		478		474
Interest cost	1,239	1,659	6,634		7,629		8,674
Expected return on plan assets	0	0	0		0		0
Amortization of prior service (benefit) cost	(122)	(4,089)	(16,356)	[1]	(28,945)	[1]	(29,566)	[1]
Amortization of actuarial loss	1,691	1,289	5,157		5,025		5,608
Curtailment (gain) loss	0	0	0		0		0
Special termination benefit			0		0		0
Net settlement loss	0	0	0		0		0
Net periodic benefit cost (income)	2,902	(1,042)	(4,168)		(15,813)		(14,810)
Changes in accumulated other comprehensive loss:
Actuarial (gain) loss	0	0	10,408	[2]	2,324	[2]
Amortization of prior service benefit (cost)	122	4,089	16,356	[1]	28,945	[1]
Amortization of actuarial loss	(1,691)	(1,289)	(5,157)		(5,025)
Curtailment gain (loss)	0	0	0		0
Net settlement gain (loss)	0	0	0		0
Total recognized in accumulated other comprehensive loss	(1,569)	2,800	21,607		26,244
Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	1,333	1,758	17,439		10,431
Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$ 1,333	$ 1,758	$ 17,439		$ 10,431

[1]	Postretirement benefits amortization of prior service benefit recognized during each of years 2012, 2011, and 2010 relates primarily to the favorable impact of the February 2004 and August 2003 plan amendments.
[2]	Reflects the impact of the changes in the discount rate assumptions at year-end remeasurement for the pension and postretirement benefit plans for 2012 and 2011.